Non-controlling shareholders (Details 1) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	R$ 262,094,000	R$ 211,659,000	R$ 123,453,000
Tradimus [Member]
IfrsStatementLineItems [Line Items]
Revenue	3,016	2,220
Profit / (loss) for the year	2,876	(979)
Loss allocated to NCI	R$ (1,438)	R$ (360)